Equity - Acquisition of treasury stock (Details) - KRW (₩) ₩ in Millions			12 Months Ended
	Nov. 23, 2022	Apr. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisition Of Treasury Stock [Line Items]
Acquisition			₩ 300,000	₩ 79	₩ 150,467
Retirement			(61)		(25)
Treasury shares
Acquisition Of Treasury Stock [Line Items]
Beginning balance			227	28,215
Acquisition			300,000	79
Disposal			0	(28,067)
Retirement			(300,000)	0
Ending balance			₩ 227	₩ 227	₩ 28,215
Beginning number of share			6,352	704,796
Acquisition (share)			7,814,685	2,426
Disposal (share)			0	(700,870)
Retirement (share)	4,149,262	3,665,423	(7,814,685)	0
Ending number of share			6,352	6,352	704,796